UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Southfield Investment Management
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Stamford, Connecticut   May 14, 2011

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		33

Form 13F Information Table Value Total:		$131977
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP		       COM		037389103    12462   235303 SH	     Sole				      235303
APPLE COMPUTER  	       COM	        037833100     9480    27204 SH	     Sole				       27204
AUTOZONE                       COM              053332102     4356    15924 SH       Sole                                      15924
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1880	 15 SH	     Sole				          15
BERKSHIRE HATHAWAY INC CL B    COM	        084670207     1729    20680 SH	     Sole				       20680
BOTTOMLINE TECHNOLOGIES	       COM	        101388106      707    28145 SH	     Sole				       28145
CH ROBINSON WORLDWIDE INC      COM	        12541W209     4031    54381 SH	     Sole				       54381
CHARLES SCHWAB CORP	       COM              808513105     3675   203825 SH       Sole                                     203825
CHARTER COMMUNICATIONS CL A    COM              16117M305      323     6370 SH       Sole                                       6370
COPART INC 		       COM	        217204106      451    10400 SH	     Sole				       10400
CVS CAREMARK CORPORATION       COM              126650100     5449   158765 SH       Sole                                     158765
FASTENAL CO.  		       COM	        311900104      869    13398 SH	     Sole				       13398
FIDELITY NATL INFORMATION SV   COM	        31620m106     3454   105655 SH	     Sole			              105655
FIRST PACTRUST BANCORP, INC    COM              33589V101      159    10000 SH	     Sole				       10000
HEALTH NET INC 	 	       COM	        42222G108     4611   140955 SH	     Sole				      140955
HENRY SCHEIN   		       COM	        806407102     4826    68770 SH	     Sole				       68770
JOHNSON & JOHNSON	       COM	        478160104     1390    23468 SH	     Sole				       23468
LKQ CORPORATION		       COM	        501889208      538    22320 SH	     Sole				       22320
MCDONALDS CORPORATIONS 	       COM	        580135101     6385    83910 SH	     Sole				       83910
MEAD JOHNSON NUTRITION         COM              582839106     3163    54605 SH       Sole                                      54605
MEDNAX INC		       COM		58502B106     4845    72736 SH       Sole                                      72736
MICROSOFT CORP 		       COM	        594918104     4433   174590 SH	     Sole				      174590
NEWS CORP - CL A	       COM		65248E104     5223   297120 SH       Sole	 			      297120
O'REILLY AUTOMOTIVE INC        COM              67103H107     9426   164043 SH       Sole                                     164043
ORACLE CORP  	               COM	        68389x105     7373   220535 SH	     Sole				      220535
PEPSICO INC.   	               COM	        713448108     7080   109920 SH	     Sole				      109920
PETSMART INC   	               COM	        716768106     4300   105005 SH	     Sole				      105005
PFIZER  	               COM	        717081103      265    13024 SH	     Sole				       13024
ROBERT HALF, INC. 	       COM	        770323103      257     8400 SH	     Sole				        8400
SEI INVESTMENTS CO  	       COM	        784117103      453    18960 SH	     Sole				       18960
SENSATA TECHNOLOGIES HOLDING   COM              N7902X106     3453    99435 SH       Sole                                      99435
THERMO FISHER SCIENTIFIC       COM	        883556102     9424   169640 SH	     Sole				      169640
UNION PACIFIC CORP             COM		907818108     5507    56004 SH	     Sole				       56004





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